Summary of Significant Accounting Policies - Additional Information (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
IAS Number One Classification Of Financial Liabilities From Non Current To Non Current One [Member] | Exchangeable Bond [member] | With Effect From First Of January Two Thousand And Twenty Four [Member]
Disclosure of summary of significant accounting policies [Line Items]
Exchangeable bonds reclassfication from non current liabilities to current liabilities	₩ 1,358,294